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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.     801 West Ann Arbor Trail, Suite 244     Plymouth, Michigan 48170

(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Market Value
Consumer Discretionary - 23.5%
Auto Components - 1.6%
Cie Générale des Établissements Michelin - ADR	15,000	$304,350

Diversified Consumer Services - 3.6%
Graham Holdings Company - Class B	1,400	672,000

Hotels, Restaurants & Leisure - 3.1%
Biglari Holdings, Inc. *	1,600	594,736

Household Durables - 2.1%
Garmin Ltd.	10,000	399,600

Internet & Catalog Retail - 4.0%
Liberty Interactive Corporation QVC Group - Series A *	30,000	757,500

Media - 5.0%
Discovery Communications, Inc. - Series A *	20,000	572,600
Liberty Global plc - Series C *	10,000	375,600
		948,200
Specialty Retail - 4.1%
TJX Companies, Inc. (The)	10,000	783,500

Energy - 10.7%
Energy Equipment & Services - 4.8%
Baker Hughes Incorporated	8,000	350,640
Schlumberger Limited	7,500	553,125
		903,765
Oil, Gas & Consumable Fuels - 5.9%
Apache Corporation	5,000	244,050
Devon Energy Corporation	5,000	137,200
Exxon Mobil Corporation	5,000	417,950
Noble Energy, Inc.	10,000	314,100
		1,113,300
Financials - 18.9%
Banks - 0.8%
Citigroup, Inc.	3,500	146,125

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Market Value
Financials - 18.9% (Continued)
Capital Markets - 1.0%
Franklin Resources, Inc.	5,000	$195,250

Diversified Financial Services - 1.7%
MasterCard, Inc. - Class A	3,500	330,750

Insurance - 15.4%
Berkshire Hathaway, Inc. - Class A *	4	853,800
Progressive Corporation (The)	10,000	351,400
Unico American Corporation *	180,000	1,710,000
		2,915,200
Industrials - 13.5%
Aerospace & Defense - 2.1%
Cubic Corporation	5,000	199,800
United Technologies Corporation	2,000	200,200
		400,000
Electrical Equipment - 2.8%
Eaton Corporation plc	5,000	312,800
Emerson Electric Company	4,000	217,520
		530,320
Machinery - 3.9%
Colfax Corporation *	15,000	428,850
Donaldson Company, Inc.	10,000	319,100
		747,950
Trading Companies & Distributors - 4.7%
MSC Industrial Direct Company, Inc. - Class A	5,500	419,705
W.W. Grainger, Inc.	2,000	466,860
		886,565
Information Technology - 13.6%
Communications Equipment - 3.6%
ARRIS International plc *	30,000	687,600

Electronic Equipment, Instruments & Components - 7.1%
Arrow Electronics, Inc. *	7,000	450,870
Avnet, Inc.	20,000	886,000
		1,336,870
Software - 0.9%
ANSYS, Inc. *	2,000	178,920

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Market Value
Information Technology - 13.6% (Continued)
Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	30,000	$369,600

Materials - 9.6%
Chemicals - 1.0%
Praxair, Inc.	1,700	194,565

Metals & Mining – 8.6%
Barrick Gold Corporation	20,000	271,600
Goldcorp, Inc.	60,000	973,800
Pan American Silver Corporation	35,000	380,450
		1,625,850

Total Common Stocks (Cost $15,045,564)		$17,022,516

WARRANTS - 3.4%	Shares	Market Value
Financials - 3.4%
Banks - 3.4%
PNC Financial Services Group, Inc. (The) * (Cost $637,658)	31,565	$641,085

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $9,255)	67	$12,395

MONEY MARKET FUNDS - 6.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a)	836,209	$836,209
Federated Treasury Obligations Fund - Institutional Shares, 0.17% (a)	464,594	464,594
Total Money Market Funds (Cost $1,300,803)		$1,300,803

Total Investments at Market Value - 100.1% (Cost $16,993,280)		$18,976,799

Liabilities in Excess of Other Assets - (0.1%)		(12,457)

Net Assets - 100.0%		$18,964,342

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

1.   Securities valuation

The portfolio securities of Schwartz Value Focused Fund (formerly the Schwartz Value Fund) (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$17,022,516	$-	$-	$17,022,516
Warrants	641,085	-	-	641,085
Open-End Funds	12,395	-	-	12,395
Money Market Funds	1,300,803	-	-	1,300,803
Total	$18,976,799	$-	$-	$18,976,799

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type.  As of March 31, 2016, the Fund did not have any transfers into and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2016.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2016:

Cost of portfolio investments	$16,993,280

Gross unrealized appreciation	$2,907,759
Gross unrealized depreciation	(924,240)

Net unrealized appreciation	$1,983,519

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Market Value
Consumer Discretionary - 13.3%
Diversified Consumer Services - 2.3%
Graham Holdings Company - Class B	10,000	$4,800,000

Household Durables - 3.9%
Garmin Ltd.	85,000	3,396,600
PulteGroup, Inc.	250,000	4,677,500
		8,074,100
Leisure Products - 2.1%
Polaris Industries, Inc.	45,000	4,431,600

Media - 2.1%
Discovery Communications, Inc. - Series A *	150,000	4,294,500

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	20,000	3,206,800

Textiles, Apparel & Luxury Goods - 1.3%
VF Corporation	40,000	2,590,400

Energy - 13.3%
Energy Equipment & Services - 5.8%
Baker Hughes Incorporated	120,000	5,259,600
FMC Technologies, Inc. *	90,000	2,462,400
Halliburton Company	120,000	4,286,400
		12,008,400
Oil, Gas & Consumable Fuels - 7.5%
Noble Energy, Inc.	183,740	5,771,273
Pioneer Natural Resources Company	55,000	7,740,700
World Fuel Services Corporation	40,000	1,943,200
		15,455,173
Financials - 16.2%
Banks - 2.8%
Fifth Third Bancorp	350,000	5,841,500

Capital Markets - 2.3%
Dundee Corporation - Class A *	384,200	1,779,768
Federated Investors, Inc. - Class B	100,000	2,885,000
		4,664,768
Consumer Finance - 1.5%
Discover Financial Services	60,000	3,055,200

Diversified Financial Services - 1.9%
Western Union Company (The)	200,000	3,858,000

Insurance - 6.6%
Alleghany Corporation *	10,536	5,227,963
Reinsurance Group of America, Inc.	60,000	5,775,000
Unico American Corporation * #	282,945	2,687,978
		13,690,941

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Market Value
Financials - 16.2% (Continued)
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc.	100,000	$2,190,000

Health Care - 9.0%
Health Care Equipment & Supplies - 4.6%
St. Jude Medical, Inc.	100,000	5,500,000
Varian Medical Systems, Inc. *	50,000	4,001,000
		9,501,000
Health Care Providers & Services - 3.1%
Laboratory Corporation of America Holdings *	55,000	6,442,150

Life Sciences Tools & Services - 1.3%
Waters Corporation *	20,000	2,638,400

Industrials - 17.7%
Aerospace & Defense - 2.9%
Cubic Corporation	30,000	1,198,800
HEICO Corporation - Class A	100,000	4,760,000
		5,958,800
Construction & Engineering - 2.1%
Fluor Corporation	80,000	4,296,000

Electrical Equipment - 2.1%
Eaton Corporation plc	35,000	2,189,600
Emerson Electric Company	40,000	2,175,200
		4,364,800
Machinery - 4.6%
Colfax Corporation *	75,000	2,144,250
Donaldson Company, Inc.	100,000	3,191,000
Graco, Inc.	50,000	4,198,000
		9,533,250
Trading Companies & Distributors - 6.0%
MSC Industrial Direct Company, Inc. - Class A	100,000	7,631,000
W.W. Grainger, Inc.	20,000	4,668,600
		12,299,600
Information Technology - 14.3%
Communications Equipment - 1.1%
ARRIS International plc *	100,000	2,292,000

Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc. *	75,000	4,830,750
Avnet, Inc.	85,000	3,765,500
		8,596,250
Internet Software & Services - 0.8%
Equinix, Inc.	4,948	1,636,353

IT Services - 2.5%
InterXion Holding N.V. *	150,000	5,187,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Market Value
Information Technology - 14.3% (Continued)
Software - 2.6%
ANSYS, Inc. *	60,000	$5,367,600

Technology Hardware, Storage & Peripherals - 3.1%
EMC Corporation	40,000	1,066,000
Hewlett Packard Enterprise Company	50,000	886,500
HP, Inc.	350,000	4,312,000
		6,264,500
Materials - 3.7%
Chemicals - 3.7%
FMC Corporation	90,000	3,633,300
H.B. Fuller Company	55,000	2,334,750
Platform Specialty Products Corporation *	200,000	1,720,000
		7,688,050

Total Common Stocks (Cost $161,191,870)		$180,227,135

WARRANTS - 2.6%	Shares	Market Value
Financials - 2.6%
Banks - 2.6%
PNC Financial Services Group, Inc. (The) * (Cost $5,244,069)	260,351	$5,287,729

MONEY MARKET FUNDS - 10.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a)	9,560,037	$9,560,037
Federated Treasury Obligations Fund - Institutional Shares, 0.17% (a)	9,560,036	9,560,036
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.16% (a)	1,418,757	1,418,757
Total Money Market Funds (Cost $20,538,830)		$20,538,830

Total Investments at Market Value - 100.1% (Cost $186,974,769)		$206,053,694

Liabilities in Excess of Other Assets - (0.1%)		(184,533)

Net Assets - 100.0%		$205,869,161

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Market Value
Consumer Discretionary - 16.3%
Leisure Products - 3.5%
Polaris Industries, Inc.	115,000	$11,325,200

Media - 7.3%
Discovery Communications, Inc. - Series A *	315,000	9,018,450
Omnicom Group, Inc.	140,000	11,652,200
Scripps Networks Interactive, Inc. - Class A	40,000	2,620,000
		23,290,650
Specialty Retail - 5.1%
Ross Stores, Inc.	165,000	9,553,500
Sally Beauty Holdings, Inc. *	50,000	1,619,000
TJX Companies, Inc. (The)	65,000	5,092,750
		16,265,250
Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc.	75,000	1,381,500

Consumer Staples - 1.1%
Food Products - 1.1%
McCormick & Company, Inc.	35,000	3,481,800

Energy - 4.0%
Energy Equipment & Services - 4.0%
Schlumberger Limited	175,000	12,906,250

Financials - 6.3%
Diversified Financial Services - 6.3%
MasterCard, Inc. - Class A	105,000	9,922,500
Moody's Corporation	105,000	10,138,800
		20,061,300
Health Care - 18.3%
Biotechnology - 3.1%
Amgen, Inc.	65,000	9,745,450

Health Care Equipment & Supplies - 8.7%
C.R. Bard, Inc.	20,000	4,053,400
Medtronic plc	120,000	9,000,000
St. Jude Medical, Inc.	105,000	5,775,000
Varian Medical Systems, Inc. *	112,000	8,962,240
		27,790,640
Health Care Providers & Services - 3.3%
Laboratory Corporation of America Holdings *	90,000	10,541,700

Health Care Technology - 3.2%
Cerner Corporation *	195,000	10,327,200

Industrials - 35.1%
Air Freight & Logistics - 6.2%
Expeditors International of Washington, Inc.	200,000	9,762,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Market Value
Industrials - 35.1% (Continued)
Air Freight & Logistics - 6.2% (Continued)
United Parcel Service, Inc. - Class B	95,000	$10,019,650
		19,781,650
Commercial Services & Supplies - 4.7%
Copart, Inc. *	270,000	11,007,900
Rollins, Inc.	150,000	4,068,000
		15,075,900
Electrical Equipment - 5.7%
AMETEK, Inc.	192,600	9,626,148
Rockwell Automation, Inc.	75,000	8,531,250
		18,157,398
Industrial Conglomerates - 4.1%
Danaher Corporation	101,500	9,628,290
Roper Technologies, Inc.	20,000	3,655,400
		13,283,690
Machinery - 10.6%
Colfax Corporation *	215,000	6,146,850
Donaldson Company, Inc.	285,000	9,094,350
Graco, Inc.	130,000	10,914,800
Toro Company (The)	90,000	7,750,800
		33,906,800
Trading Companies & Distributors - 3.8%
MSC Industrial Direct Company, Inc. - Class A	160,000	12,209,600

Information Technology - 11.3%
Internet Software & Services - 2.1%
Equinix, Inc.	20,000	6,614,200

IT Services - 6.3%
Accenture plc - Class A	70,000	8,078,000
Cognizant Technology Solutions Corporation - Class A *	191,400	12,000,780
		20,078,780
Software - 2.9%
ANSYS, Inc. *	105,000	9,393,300

Materials - 2.7%
Chemicals - 2.7%
Praxair, Inc.	75,000	8,583,750

Total Common Stocks (Cost $225,826,237)		$304,202,008

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a) (Cost $14,252,118)	14,252,118	$14,252,118

Total Investments at Market Value - 99.6% (Cost $240,078,355)		$318,454,126

Other Assets in Excess of Liabilities - 0.4%		1,326,752

Net Assets - 100.0%		$319,780,878

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Market Value
Consumer Discretionary - 20.7%
Auto Components - 3.1%
Johnson Controls, Inc.	600,000	$23,382,000

Leisure Products - 3.0%
Polaris Industries, Inc.	235,000	23,142,800

Media - 3.8%
Omnicom Group, Inc.	350,000	29,130,500

Specialty Retail - 7.5%
Lowe's Companies, Inc.	340,000	25,755,000
Ross Stores, Inc.	165,000	9,553,500
TJX Companies, Inc. (The)	275,000	21,546,250
		56,854,750
Textiles, Apparel & Luxury Goods - 3.3%
VF Corporation	350,000	22,666,000
Wolverine World Wide, Inc.	120,000	2,210,400
		24,876,400
Consumer Staples - 9.6%
Beverages - 4.3%
Coca-Cola Company (The)	175,000	8,118,250
Diageo plc - ADR	230,000	24,810,100
		32,928,350
Food Products - 5.3%
Hershey Company (The)	225,000	20,720,250
Kraft Heinz Company (The)	250,000	19,640,000
		40,360,250
Energy - 10.2%
Energy Equipment & Services - 5.3%
Baker Hughes Incorporated	70,000	3,068,100
Halliburton Company	375,000	13,395,000
Schlumberger Limited	325,000	23,968,750
		40,431,850
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corporation	340,000	28,420,600
Occidental Petroleum Corporation	125,000	8,553,750
		36,974,350
Financials - 13.3%
Banks - 7.9%
BB&T Corporation	425,000	14,139,750
Fifth Third Bancorp	900,000	15,021,000
PNC Financial Services Group, Inc. (The)	150,000	12,685,500
U.S. Bancorp	450,000	18,265,500
		60,111,750
Capital Markets - 2.3%
Bank of New York Mellon Corporation (The)	475,000	17,494,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Market Value
Financials - 13.3% (Continued)
Insurance - 3.1%
Chubb Limited	200,000	$23,830,000

Health Care - 8.5%
Biotechnology - 2.9%
Amgen, Inc.	145,000	21,739,850

Health Care Equipment & Supplies - 5.6%
Medtronic plc	325,000	24,375,000
St. Jude Medical, Inc.	335,000	18,425,000
		42,800,000
Industrials - 22.7%
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	50,000	3,711,500
United Parcel Service, Inc. - Class B	225,000	23,730,750
		27,442,250
Electrical Equipment - 3.4%
Emerson Electric Company	475,000	25,830,500

Industrial Conglomerates - 3.3%
3M Company	150,000	24,994,500

Machinery - 6.4%
Donaldson Company, Inc.	500,000	15,955,000
Dover Corporation	260,000	16,725,800
Illinois Tool Works, Inc.	160,000	16,390,400
		49,071,200
Road & Rail - 2.6%
Norfolk Southern Corporation	235,000	19,563,750

Trading Companies & Distributors - 3.4%
W.W. Grainger, Inc.	110,000	25,677,300

Information Technology - 6.9%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,000,000	28,470,000

Semiconductors & Semiconductor Equipment - 3.2%
Microchip Technology, Inc.	500,000	24,100,000

Materials - 3.0%
Chemicals - 3.0%
Praxair, Inc.	200,000	22,890,000

Total Common Stocks (Cost $652,328,763)		$722,096,600

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.9%	Shares	Market Value
Financials - 0.9%
Banks - 0.9%
PNC Financial Services Group, Inc. (The) * (Cost $6,561,753)	335,000	$6,803,850

MONEY MARKET FUNDS - 3.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a) (Cost $28,194,304)	28,194,304	$28,194,304

Total Investments at Market Value - 99.5% (Cost $687,084,820)		$757,094,754

Other Assets in Excess of Liabilities - 0.5%		4,133,609

Net Assets - 100.0%		$761,228,363

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Market Value
Consumer Discretionary - 14.1%
Auto Components - 4.3%
Bridgestone Corporation - ADR	65,000	$1,210,300
Cie Générale des Établissements Michelin - ADR	29,000	588,410
		1,798,710
Automobiles - 3.3%
Toyota Motor Corporation - ADR	12,800	1,360,896

Hotels, Restaurants & Leisure - 1.4%
McDonald's Corporation	4,500	565,560

Leisure Products - 1.9%
Polaris Industries, Inc.	8,200	807,536

Media - 1.2%
Discovery Communications, Inc. - Series A *	17,000	486,710

Specialty Retail - 2.0%
Lowe's Companies, Inc.	11,000	833,250

Consumer Staples - 11.3%
Beverages - 6.9%
Diageo plc - ADR	14,000	1,510,180
Heineken N.V. - ADR	30,000	1,358,700
		2,868,880
Food Products - 4.4%
Mondelēz International, Inc. - Class A	24,000	962,880
Nestlé S.A. - ADR	11,500	858,015
		1,820,895
Energy - 6.1%
Energy Equipment & Services - 4.0%
Baker Hughes Incorporated	10,000	438,300
Schlumberger Limited	16,200	1,194,750
		1,633,050
Oil, Gas & Consumable Fuels - 2.1%
Exxon Mobil Corporation	5,000	417,950
Pioneer Natural Resources Company	3,200	450,368
		868,318
Financials - 18.1%
Banks - 4.9%
Barclays plc - ADR	47,120	406,174
Citigroup, Inc.	39,500	1,649,125
		2,055,299
Consumer Finance - 1.5%
Discover Financial Services	12,300	626,316

Diversified Financial Services - 1.9%
Western Union Company (The)	40,000	771,600

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Financials - 18.1% (Continued)
Insurance - 8.6%
AXA S.A. - ADR	50,000	$1,170,000
Chubb Limited	14,500	1,727,675
Reinsurance Group of America, Inc.	7,000	673,750
		3,571,425
Real Estate Management & Development - 1.2%
Brookfield Asset Management, Inc. - Class A	14,000	487,060

Health Care - 12.7%
Biotechnology - 2.7%
Amgen, Inc.	7,500	1,124,475

Health Care Equipment & Supplies - 6.9%
Medtronic plc	18,619	1,396,425
St. Jude Medical, Inc.	26,500	1,457,500
		2,853,925
Pharmaceuticals - 3.1%
Shire plc - ADR	7,500	1,289,250

Industrials - 13.5%
Aerospace & Defense - 1.2%
United Technologies Corporation	5,000	500,500

Electrical Equipment - 4.8%
Eaton Corporation plc	22,000	1,376,320
Emerson Electric Company	11,000	598,180
		1,974,500
Industrial Conglomerates - 4.8%
Koninklijke Philips N.V.	35,000	999,250
Siemens AG - ADR	9,500	1,005,100
		2,004,350
Road & Rail - 2.7%
Canadian National Railway Company	18,000	1,124,280

Information Technology - 14.4%
Communications Equipment - 1.3%
QUALCOMM Incorporated	11,000	562,540

Electronic Equipment, Instruments & Components - 3.4%
TE Connectivity Ltd.	22,500	1,393,200

Internet Software & Services - 1.6%
Equinix, Inc.	2,054	679,278

IT Services - 1.9%
Accenture plc - Class A	5,000	577,000
InterXion Holding N.V. *	6,000	207,480
		784,480

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Information Technology - 14.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	50,000	$1,310,000

Technology Hardware, Storage & Peripherals - 3.0%
EMC Corporation	47,000	1,252,550

Materials - 1.1%
Chemicals - 1.1%
International Flavors & Fragrances, Inc.	4,000	455,080

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. *	8,000	422,800

Total Common Stocks (Cost $35,769,381)		$38,286,713

MONEY MARKET FUNDS - 7.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a)	1,922,620	$1,922,620
Federated Treasury Obligations Fund - Institutional Shares, 0.17% (a)	1,200,187	1,200,187
Total Money Market Funds (Cost $3,122,807)		$3,122,807

Total Investments at Market Value - 99.8% (Cost $38,892,188)		$41,409,520

Other Assets in Excess of Liabilities - 0.2%		68,246

Net Assets - 100.0%		$41,477,766

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2016 (Unaudited)

Country	Value	% of Net Assets
United States	$21,673,943	52.3%
United Kingdom	3,205,604	7.7%
Switzerland	2,585,690	6.2%
Japan	2,571,196	6.2%
Netherlands	2,565,430	6.2%
France	1,758,410	4.2%
Canada	1,611,340	3.9%
Taiwan	1,310,000	3.2%
Germany	1,005,100	2.4%
	$38,286,713	92.3%

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 28.0%	Par Value	Market Value
U.S. Treasury Bonds - 2.6%
8.125%, due 05/15/21	$2,000,000	$2,675,782
8.000%, due 11/15/21	2,500,000	3,402,050
		6,077,832
U.S. Treasury Inflation-Protected Notes - 3.5%
2.500%, due 07/15/16	2,346,140	2,388,633
2.625%, due 07/15/17	1,143,050	1,203,626
0.125%, due 04/15/18	2,049,700	2,085,969
1.125%, due 01/15/21	2,165,940	2,314,651
		7,992,879
U.S. Treasury Notes – 21.9%
2.000%, due 04/30/16	2,500,000	2,503,520
1.500%, due 06/30/16	2,000,000	2,005,898
0.625%, due 08/15/16	2,000,000	2,001,778
3.250%, due 12/31/16	2,500,000	2,549,220
0.875%, due 01/31/17	3,000,000	3,006,681
1.000%, due 03/31/17	2,500,000	2,509,180
0.875%, due 04/30/17	2,500,000	2,505,958
0.625%, due 09/30/17	2,500,000	2,496,778
0.875%, due 11/15/17	3,000,000	3,007,500
0.750%, due 12/31/17	2,000,000	2,000,704
0.875%, due 01/15/18	3,000,000	3,007,617
3.500%, due 02/15/18	5,000,000	5,257,615
3.875%, due 05/15/18	5,000,000	5,333,790
1.500%, due 01/31/19	3,000,000	3,054,258
3.500%, due 05/15/20	3,000,000	3,286,290
2.125%, due 09/30/21	3,000,000	3,122,931
1.500%, due 01/31/22	3,000,000	3,015,117
		50,664,835

Total U.S. Treasury Obligations (Cost $64,189,297)		$64,735,546

CORPORATE BONDS - 45.6%	Par Value	Market Value
Consumer Discretionary - 5.0%
Lowe's Companies, Inc., 2.125%, due 04/15/16	$1,000,000	$1,000,423
Lowe's Companies, Inc., 3.120%, due 04/15/22	2,000,000	2,121,710
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,152,284
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,497,119
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,391,642
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,421,466
		11,584,644
Consumer Staples - 12.1%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,527,468
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,161,152
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,113,508
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,262,174
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	856,430
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,065,548
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,876,944
Hormel Foods Corporation, 4.125%, due 04/15/21	2,000,000	2,176,572
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,118,098
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,199,632
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,575,976

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.6% (Continued)	Par Value	Market Value
Consumer Staples - 12.1% (Continued)
Kimberly-Clark Corporation, 2.400%, due 03/01/22	$2,311,000	$2,351,722
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,733,960
		28,019,184
Energy - 3.9%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,724,683
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,025,902
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	3,037,020
Occidental Petroleum Corporation, 2.700%, due 02/15/23	2,350,000	2,319,939
		9,107,544
Financials - 3.8%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,507,755
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,015,027
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,000,000
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,049,118
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,015,416
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,194,962
		8,782,278
Health Care - 3.0%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,284,773
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,157,150
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,081,837
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,498,119
		7,021,879
Industrials - 11.3%
3M Company, 1.375%, due 09/29/16	1,393,000	1,397,917
3M Company, 1.000%, due 06/26/17	2,000,000	2,004,384
3M Company, 2.000%, due 06/26/22	1,073,000	1,091,857
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,760,654
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,291,857
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,657,687
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,027,440
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,134,688
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,709,670
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,995,156
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	956,920
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	494,194
Ryder System, Inc., 5.850%, due 11/01/16	285,000	292,463
Snap-on, Inc., 6.125%, due 09/01/21	1,000,000	1,189,929
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,042,080
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,620,562
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,666,296
United Technologies Corporation, 5.375%, due 12/15/17	839,000	898,784
		26,232,538
Information Technology - 3.3%
CA, Inc., 5.375%, due 12/01/19	1,000,000	1,093,780
CA, Inc., 4.500%, due 08/15/23	2,000,000	2,121,258
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	671,646
National Semiconductor Corporation, 6.600%, due 06/15/17	1,605,000	1,710,869
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	2,023,172
		7,620,725

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.6% (Continued)	Par Value	Market Value
Materials - 1.2%
PPG Industries, Inc., 6.650%, due 03/15/18	$207,000	$225,228
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,026,640
Praxair, Inc., 4.050%, due 03/15/21	500,000	549,037
		2,800,905
Utilities - 2.0%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,053,298
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	910,261
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,618,930
		4,582,489

Total Corporate Bonds (Cost $104,124,268)		$105,752,186

COMMON STOCKS - 17.5%	Shares	Market Value
Consumer Discretionary - 1.1%
Media - 1.1%
Omnicom Group, Inc.	30,000	$2,496,900

Consumer Staples - 2.7%
Beverages - 1.6%
Coca-Cola Company (The)	20,000	927,800
Diageo plc - ADR	25,000	2,696,750
		3,624,550
Food Products - 1.1%
Hershey Company (The)	27,500	2,532,475

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corporation	30,000	2,507,700
Occidental Petroleum Corporation	25,000	1,710,750
		4,218,450
Financials - 2.3%
Banks - 1.3%
Fifth Third Bancorp	110,000	1,835,900
PNC Financial Services Group, Inc. (The)	14,000	1,183,980
		3,019,880
Insurance - 1.0%
Chubb Limited	20,000	2,383,000

Industrials - 5.2%
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	30,000	3,164,100

Electrical Equipment - 1.2%
Emerson Electric Company	50,000	2,719,000

Industrial Conglomerates - 1.1%
3M Company	16,000	2,666,080

Road & Rail - 0.5%
Norfolk Southern Corporation	13,500	1,123,875

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 17.5% (Continued)	Shares	Market Value
Industrials - 5.2% (Continued)
Trading Companies & Distributors - 1.0%
Fastenal Company	50,000	$2,450,000

Information Technology - 3.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	80,000	2,277,600

Semiconductors & Semiconductor Equipment - 2.2%
Microchip Technology, Inc.	45,000	2,169,000
Texas Instruments, Inc.	50,000	2,871,000
		5,040,000
Materials - 1.2%
Chemicals - 1.2%
Praxair, Inc.	25,000	2,861,250

Total Common Stocks (Cost $36,732,563)		$40,577,160

MONEY MARKET FUNDS - 7.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.21% (a)	10,970,236	$10,970,236
Federated Treasury Obligations Fund - Institutional Shares, 0.17% (a)	6,932,459	6,932,459
Total Money Market Funds (Cost $17,902,695)		$17,902,695

Total Investments at Market Value - 98.8% (Cost $222,948,823)		$228,967,587

Other Assets in Excess of Liabilities - 1.2%		2,823,433

Net Assets - 100.0%		$231,791,020

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$180,227,135	$-	$-	$180,227,135
Warrants	5,287,729	-	-	5,287,729
Money Market Funds	20,538,830	-	-	20,538,830
Total	$206,053,694	$-	$-	$206,053,694

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$304,202,008	$-	$-	$304,202,008
Money Market Funds	14,252,118	-	-	14,252,118
Total	$318,454,126	$-	$-	$318,454,126

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$722,096,600	$-	$-	$722,096,600
Warrants	6,803,850	-	-	6,803,850
Money Market Funds	28,194,304	-	-	28,194,304
Total	$757,094,754	$-	$-	$757,094,754

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$38,286,713	$-	$-	$38,286,713
Money Market Funds	3,122,807	-	-	3,122,807
Total	$41,409,520	$-	$-	$41,409,520

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$64,735,546	$-	$64,735,546
Corporate Bonds	-	105,752,186	-	105,752,186
Common Stocks	40,577,160	-	-	40,577,160
Money Market Funds	17,902,695	-	-	17,902,695
Total	$58,479,855	$170,487,732	$-	$228,967,587

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2016. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2016:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising	World	Bond
	Values Fund	Fund	Dividend Fund	Equity Fund	Fund

Cost of portfolio investments	$187,023,396	$240,136,546	$687,084,820	$38,892,188	$222,948,823

Gross unrealized appreciation	$31,220,618	$87,087,958	$95,071,744	$4,090,738	$7,092,911
Gross unrealized depreciation	(12,190,320)	(8,770,378)	(25,061,810)	(1,573,406)	(1,074,147)

Net unrealized appreciation	$19,030,298	$78,317,580	$70,009,934	$2,517,332	$6,018,764

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of March 31, 2016, the Ave Maria Catholic Values Fund owns 5.31% of the outstanding voting shares of Unico American Corporation. Further information on this holding during the period ended March 31, 2016 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2015 to March 31, 2016

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$2,806,814

Change in unrealized appreciation (depreciation)	(118,836)

Market value at end of period	$2,687,978

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2016, the Ave Maria Growth Fund had 35.1% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 5, 2016

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	May 5, 2016

*	Print the name and title of each signing officer under his or her signature.